FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Transfers between hierarchy levels	CAD 0
Financial Liabilities:
Long-term debt	1,223,682	CAD 1,136,930
Carrying Value. | Senior notes
Financial Liabilities:
Long-term debt	1,137,200	1,057,000
Fair Value | Senior notes
Financial Liabilities:
Long-term debt	CAD 1,220,800	CAD 1,150,000